Goodwill (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of detailed information about intangible assets [abstract]
Goodwill at January 1 and December 31	£ 441,000		£ 441,000
Market capitalization	65,300,000		92,200,000
Equity attributable to owners of parent	33,865,000	£ 63,398,000	£ 63,418,000	£ 80,365,000	£ 34,953,000
Impairment loss recognised in profit or loss, intangible assets other than goodwill	£ 0